Summary of Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring Basis - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Assets
Total financial assets	$ 164,688	$ 199,047
Active Markets for Identical Assets (Level 1)
Assets
Total financial assets	164,688	199,047
Certificates of Deposit
Assets
Total financial assets	164,688	199,047
Certificates of Deposit | Active Markets for Identical Assets (Level 1)
Assets
Total financial assets	$ 164,688	$ 199,047